                                 Long Term Portfolio Series 124
                                              File No. 33-24778
                            Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 5
                          TO FORM S-6


For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

          A.   Exact name of Trust:

               DEAN WITTER SELECT MUNICIPAL TRUST
               LONG TERM PORTFOLIO SERIES 124

          B.   Name of Depositor:

               DEAN WITTER REYNOLDS INC.

          C. Complete address of Depositor's principal execu-tive office:

               DEAN WITTER REYNOLDS INC.
               Two World Trade Center
               New York, New York  10048

          D.   Name and complete address of agent for service:

               Mr. Michael D. Browne
               Dean Witter Reynolds Inc.
               Unit Trust Department
               Two World Trade Center, 59th Floor
               New York, New York  10048

               Copy to:

               Kenneth W. Orce, Esq.
               Cahill Gordon & Reindel
               80 Pine Street
               New York, New York  10005

          /x/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)


Form N-8B-2                               Form S-6
Item Number                               Heading in Prospectus


     I.   Organization and General Information

1.   a)   Name of Trust                   Front Cover
     b)   Title of securities issued

2.   Name and address of Depositor        Table of Contents

3.   Name and address of Trustee          Table of Contents

4.   Name and address of principal        Table of Contents
     Underwriter

5.   Organization of Trust                Introduction

6.   Execution and termination of         Introduction; Amendment
     Indenture                            and Termination of the
                                          Indenture

7.   Changes of name                      *30

8.   Fiscal Year                          Included in Form N-8B-2

9.   Litigation                           *30

     II.  General Description of the Trust and
          Securities of the Trust

10.  General Information regarding
     Trust's Securities and Rights of
     Holders

     a)   Type of Securities              Rights of Unit Holders
          (Registered or Bearer)

     b)   Type of Securities              Administration of the
          (Cumulative or Distributive)    Trust-Distribution


________________


*30  Not applicable, answer negative or not required.

Form N-8B-2                               Form S-6
Item Number                               Heading in Prospectus


     c)   Rights of Holders as to         Redemption; Public Of-
          Withdrawal or Redemption        fering of Units
                                          -Secondary Market

     d)   Rights of Holders as to con-    Public Offering of
          version, transfer, etc.         Units-Secondary Market;
                                          Exchange Option; Re-
                                          demption; Rights of
                                          Unit Holders
                                          -Certificates

     e)   Lapses or defaults with re-     *30
          spect to periodic payment
          plan certificates

     f)   Voting rights as to Securi-     Rights of Unit Holders-
          ties under the Indenture        Certain Limitations

     g)   Notice to Holders as to         Amendment and Termina-
          change in:                      tion of the Indenture

          1)   Assets of Trust            Administration of the
                                          Trust-Reports to Unit
                                          Holders; The Trust-
                                          Summary Description of
                                          the Portfolios

          2)   Terms and Conditions of    Amendment and Termina-
               Trust's Securities         tion of the Indenture

          3)   Provisions of Trust        Amendment and Termina-
                                          tion of the Indenture

          4)   Identity of Depositor      Sponsor; Trustee
               and Trustee

     h)   Security Holders consent re-
          quired to change:

          1)   Composition of assets      Amendment and Termina-
               of Trust                   tion of the Indenture

          2)   Terms and conditions of    Amendment and Termina-
               Trust's Securities         tion of the Indenture



________________


*30  Not applicable, answer negative or not required.

Form N-8B-2                               Form S-6
Item Number                               Heading in Prospectus


          3)   Provisions of Indenture    Amendment and Termina-
                                          tion of the Indenture

          4)   Identity of Depositor      *30
               and Trustee

     i)   Other Provisions                Cover of Prospectus;
                                          Tax Status

11.  Type of securities comprising        The Trust-Summary De-
     units                                scription of the Port-
                                          folios; Objectives and
                                          Securities Selection;
                                          The Trust-Special Con-
                                          siderations

12.  Type of securities comprising        *30
     periodic payment certificates

13.  a)   Load, fees, expenses, etc.      Summary of Essential
                                          Information; Public Of-
                                          fering of Units-Public
                                          Offering Price;-Profit
                                          of Sponsor;-Volume Dis-
                                          count; Expenses and
                                          Charges

     b)   Certain information regard-     *30
          ing periodic payment cer-
          tificates

     c)   Certain percentages             Summary of Essential
                                          Information; Public Of-
                                          fering of Units-Public
                                          Offering Price;-Profit
                                          of Sponsor;-Volume Dis-
                                          count

     d)   Price differentials             Public Offering of
                                          Units - Public Offering
                                          Price

     e)   Certain other fees, etc.        Rights of Unit Holders
          payable by holders              - Certificates



________________


*30  Not applicable, answer negative or not required.

Form N-8B-2                               Form S-6
Item Number                               Heading in Prospectus


     f)   Certain profits receivable      Redemption -- Purchase
          by depositor, principal un-     by the Sponsors of
          derwriters, trustee or af-      Units Tendered for Re-
          filiated persons                demption

     g)   Ratio of annual charges to      *30
          income

14.  Issuance of trust's securities       Introduction; Rights of
                                          Unit Holders - Certifi-
                                          cates

15.  Receipt and handling of payments     Public Offering of
     from purchasers                      Units-Profit of Sponsor

16.  Acquisition and disposition of       Introduction; Amendment
     underlying securities                and Termination of the
                                          Indenture; Objectives
                                          and Securities Selec-
                                          tion; The Trust-Summary
                                          Description of the
                                          Portfolio; Spon-
                                          sor-Responsibility

17.  Withdrawal or redemption by          Redemption; Public Of-
     Security Holders                     fering of Units - Sec-
                                          ondary Market

18.  a)   Receipt and disposition of      Administration of the
          income                          Trust; Reinvestment
                                          Programs

     b)   Reinvestment of distribu-       Reinvestment Programs
          tions

     c)   Reserves or special fund        Administration of the
                                          Trust-Distribution

     d)   Schedule of distribution        *30

19.  Records, accounts and report         Administration of the
                                          Trust-Records and Ac-
                                          counts;-Reports to Unit
                                          Holders



________________


*30  Not applicable, answer negative or not required.

Form N-8B-2                               Form S-6
Item Number                               Heading in Prospectus


20.  Certain miscellaneous provisions     Amendment and Termina-
     of the Indenture                     tion of the Indenture;
                                          Sponsor - Limitation on
                                          Liability - Resigna-
                                          tion; Trustee -- Limi-
                                          tation on Liability-
                                          Resignation

21.  Loans to security holders            *30

22.  Limitations on liability             Sponsor, Trustee;
                                          Evaluator - Limitation
                                          on Liability

23.  Bonding arrangements                 Included on Form N-8B-2

24.  Other material provisions of the     *30
     Indenture

     III. Organization Personnel and
          Affiliated Persons of Depositor

25.  Organization of Depositor            Sponsor

26.  Fees received by Depositor           Expenses and Charges -
                                          Fees; Public Offering
                                          of Units-Profit of
                                          Sponsor

27.  Business of Depositor                Sponsor and Included in
                                          Form N-8B-2

28.  Certain information as to            Included in Form N-8B-2
     officials and affiliated persons
     of Depositor

29.  Voting securities of Depositor       Included in Form N-8B-2

30.  Persons controlling Depositor        *30

31.  Payments by Depositor for certain    *30
     other services

32.  Payments by Depositor for certain    *30
     other services rendered to trust


________________


*30  Not applicable, answer negative or not required.

Form N-8B-2                               Form S-6
Item Number                               Heading in Prospectus


33.  Remuneration of employees of         *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons for    *30
     certain services rendered to
     trust

     IV.  Distribution and Redemption of Securities

35.  Distribution of trust's              Public Offering of
     securities by states                 Units-Public Distribu-
                                          tion

36.  Suspension of sales of trust's       *30
     securities

37.  Revocation of authority to           *30
     distribute

38.  a)   Method of distribution          Public Offering of
     b)   Underwriting agreements         Units
     c)   Selling agreements

39.  a)   Organization of principal
          underwriter
     b)   N.A.S.D. membership of          Sponsor
          principal underwriter

40.  Certain fees received by             Public Offering of
     principal underwriter                Units-Profit of Sponsor

41.  a)   Business of principal           Sponsor
          underwriter

     b)   Branch officers of principal    *30
          underwriter

     c)   Salesman of principal under-    *30
          writer

42.  Ownership of trust's securities      *30
     by certain persons

43.  Certain brokerage commissions        *30
     received by principal underwriter

________________


*30  Not applicable, answer negative or not required.

Form N-8B-2                               Form S-6
Item Number                               Heading in Prospectus


44.  a)   Method of valuation             Public Offering of
                                          Units

     b)   Schedule as to offering         *30
          price

     c)   Variation in offering price     Public Offering of
          to certain persons              Units--Volume Discount;
                                          Exchange Option

45.  Suspension of redemption rights      *30

46.  a)   Redemption valuation            Public Offering of
                                          Units-Secondary Market;
                                          Redemption

     b)   Schedule as to redemption       *30
          price

47.  Maintenance of position in           See items 10(d), 44 and
     underlying securities                46

     V.   Information concerning the
          Trustee or Custodian

48.  Organization and regulation of       Trustee
     Trustee

49.  Fees and expenses of Trustee         Expenses and Charges

50.  Trustee's lien                       Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities

51.  a)   Name and address of             *30
          Insurance Company

     b)   Type of policies                *30

     c)   Type of risks insured and       *30
          excluded

     d)   Coverage of policies            *30

     e)   Beneficiaries of policies       *30

________________


*30  Not applicable, answer negative or not required.

Form N-8B-2                               Form S-6
Item Number                               Heading in Prospectus


     f)   Terms and manner of cancel-     *30
          lation

     g)   Method of determining premi-    *30
          ums

     h)   Amount of aggregate premiums    *30
          paid

     i)   Who receives any part of
          premIums                        *30

     j)   Other material provisions of    *30
          the Trust relating to insur-
          ance

     VII. Policy of Registrant

52.  (a)  Method of selecting and         Introduction; Objec-
          eliminating securities from     tives and Securities
          the Trust                       Selection; The Trust -
                                          Summary Description of
                                          the Portfolio; Sponsor
                                          - Responsibility

     b)   Elimination of securities       *30
          from the Trust

     c)   Policy of Trust regarding       Introduction; Objec-
          substitution and elimination    tives and Securities
          of securities                   Selection; Sponsor -
                                          Responsibility

     d)   Description of any fundamen-    *30
          tal policy of the Trust

53.  Taxable status of the Trust          Cover of Prospectus;
                                          Tax Status

     VIII. Financial and Statistical Information

54.  Information regarding the Trust's    *30
     past ten fiscal years




________________


*30  Not applicable, answer negative or not required.

Form N-8B-2                               Form S-6
Item Number                               Heading in Prospectus


55.  Certain information regarding        *30
     periodic payment plan
     certificates

56.  Certain information regarding        *30
     periodic payment plan
     certificates

57.  Certain information regarding        *30
     periodic payment plan
     certificates

58.  Certain information regarding        *30
     periodic payment plan
     certificates

59.  Financial statements (Instruction    Statement of Financial
     1(c) to Form S-6)                    Condition





























________________


*30  Not applicable, answer negative or not required.

LOGO


DEAN WITTER SELECT
MUNICIPAL TRUST

LONG TERM PORTFOLIO SERIES 124

(A Unit Investment Trust)
_______________________________________________________________
This Trust was formed for the purpose of providing interest in-come which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax pur-poses (except in certain instances depending on the Unit Hold-
ers) through investment in a fixed portfolio consisting primar-ily of investment grade long-term state, municipal and public authority debt obligations. The value of the Units of the Trust will fluctuate with the value of the portfolio of under-lying Securities. Dean Witter Select Municipal Trust, Long Term Portfolio Series 124 is one in a series of unit investment trusts. Minimum Purchase: 1 Unit.
_____________________________________________________________
This Prospectus consists of two parts. Part A contains a Sum-mary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
______________________________________________________________

The Initial Public Offering of Units in the Trust has been com-pleted. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by pur-chase from the Trustee of Units tendered for redemption or in the Secondary Market.
______________________________________________________________

Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.
_____________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________
Read and retain both parts of this Prospectus for future refer-ence.

Units of the Trust are not deposits or obligations of, or guar-anteed or endorsed by, any bank, and the Units are not feder-ally insured by the Federal Deposit Insurance Corporation, Fed-eral Reserve Board, or any other agency.

           Prospectus Part A dated January 29, 1998

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

              DEAN WITTER SELECT MUNICIPAL TRUST
                LONG TERM PORTFOLIO SERIES 124


                       TABLE OF CONTENTS


                                                       Page

PART A

Table of Contents...................................   A-1
Summary of Essential Information....................   A-3
Independent Auditor's Report........................   F-1

PART B

Introduction........................................   1
The Trust...........................................   2
     Special Considerations.........................   2
     Summary Description of the Portfolios..........   3
Insurance on the Securities in an Insured Trust.....   21
Objectives and Securities Selection.................   25
The Units...........................................   26
Tax Status..........................................   27
Public Offering of Units............................   32
     Public Offering Price..........................   32
     Public Distribution............................   33
     Secondary Market...............................   34
     Profit of Sponsor..............................   35
     Volume Discount................................   35
Exchange Option.....................................   36
Reinvestment Programs...............................   37
Redemption..........................................   38
     Tender of Units................................   38
     Computation of Redemption Price per Unit.......   39
     Purchase by the Sponsor of Units
       Tendered for Redemption......................   39
Rights of Unit Holders..............................   40
     Certificates...................................   40
     Certain Limitations............................   40
Expenses and Charges................................   40
     Initial Expenses...............................   40
     Fees...........................................   40
     Other Charges..................................   41
Administration of the Trust.........................   42
     Records and Accounts...........................   42

                                                       Page

     Distribution...................................   42
     Distribution of Interest and Principal.........   42
     Reports to Unit Holders........................   42
Sponsor.............................................   45
Trustee.............................................   47
Evaluator...........................................   48
Amendment and Termination of the Indenture..........   49
Legal Opinions......................................   50
Auditors............................................   50
Bond Ratings........................................   50
Federal Tax Free vs. Taxable Income.................   54

                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048

                          Evaluator:

                 Kenny S&P Evaluation Services
              A Division of J.J. Kenny Co., Inc.
                          65 Broadway
                   New York, New York  10006

                           Trustee:

                   The Chase Manhattan Bank
                        270 Park Avenue
                   New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      LONG TERM PORTFOLIO SERIES 124

                                         As of November 30, 1997




FACE AMOUNT OF SECURITIES          $2,760,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0169%
NUMBER OF UNITS                            2,763
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F2>              5.697%
  TRUST REPRESENTED BY EACH UNIT       1/2,763th
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)<F2>              4.650%

  Aggregate bid side evaluation                       MONTHLY INTEREST DISTRIBUTIONS
    of Securities in the Trust     $2,867,743.00
                                                        Estimated net annual interest rate
  Divided by 2,763 Units           $    1,037.91          per Unit times $1,000                $60.82
                                                        Divided by 12                          $ 5.07
  Plus sales charge of 2.778% of
    Public Offering Price (2.857%                     RECORD DATE:  The ninth day of each month
    of net amount invested in
    Securities)                            29.65      DISTRIBUTION DATE:  The fifteenth
                                                        day of each month
Public Offering Price per Unit          1,067.56

  Plus Undistributed Principal and                    MINIMUM PRINCIPAL DISTRIBUTION:  No
    Net Investment Income and                           distribution need be made from the
    Accrued Interest                       20.58<F1>    Principal Account if balance therein
                                                        is less than $1 per Unit outstanding
    Adjusted Public Offering Price $    1,088.14
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
SPONSOR'S REPURCHASE PRICE AND                          Evaluator's fee) $1.97 per $1,000
  REDEMPTION PRICE PER UNIT                             face amount of underlying Securities   $ 1.97
  (based on bid side evaluation of
  underlying Securities, $29.65 less                  SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  than Adjusted Public Offering Price                   FEE:  Maximum of $.25 per $1,000
  per Unit) plus accrued interest  $    1,058.49        face amount of underlying Securities      .25

                                                      TOTAL ESTIMATED ANNUAL EXPENSES
CALCULATION OF ESTIMATED NET                            PER UNIT                               $ 2.22
  ANNUAL INTEREST RATE PER UNIT
  (based on face amount of $1,000                     EVALUATOR'S FEE FOR EACH EVALUATION:
  per Unit)                                             Minimum of $.40 per issue of Security.

  Annual interest rate per Unit            6.304%     EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  January 1, 2041
    Unit ($2.22) expressed as a
    percentage                              .222%     DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the
Estimated net annual interest rate                      value of the portfolio of the Trust at any
  per Unit                                 6.082%       time is less than $1,390,000.




     <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on November 28, 1997, the last trading date during the year.

     <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering
of Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3




               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


          THE TRUST -- The Dean Witter Select Municipal Trust, Long Term Portfolio Series 124 (the "Trust") is a unit invest-ment trust which was created on December 3, 1992 (the "Date of Deposit"), and is composed of "investment grade" long-term in-terest-bearing municipal bonds (the "Securities"). (For a de-scription of the meaning of "investment grade" securities, see:
"Bond Ratings", in Part B.)  The objectives of the Trust are:
(1) the receipt of income which, under existing law, is exclud-able from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders); and
(2) the conservation of capital. The payment of interest and the preservation of principal in the Trust is dependent on the continuing ability of the respective Issuers of the Securities to meet their obligations to pay principal and interest. Therefore, there is no guarantee that the objectives of the Trust will be achieved. All of the Securities are obligations of states or of the counties, municipalities or public authori-ties thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, un-der existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders). (For a discussion of certain tax aspects of the Trust, see: "Tax Status", in Part B.)

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THIS TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THIS TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor. (See: "Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of the Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, di-vided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", be-low, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current Re-turn shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Estimated Annual Income and Current Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through re-demption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.) Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: Special Characteris-tics of the Trust", herein, for a discussion of additional risks relating to Units of the Trust.)

          SPECIAL CHARACTERISTICS OF THE TRUST -- The Portfolio of the Trust consists of eleven issues of Securities, which were issued by Issuers located in ten states. None of the is-sues of Securities is a general obligation of an Issuer. All eleven issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts de-rived from specific projects or other available sources. The Trust contains the following categories of Securities:

                                        Percentage of Aggregate
                                    Market Value of Trust Portfolio
Category of Security                    (as of January 20, 1998)

Electric and Power................                   13.15%
Health Care and Hospital..........                   24.70%
Housing...........................                   22.34%
Sales Tax.........................                    0.00%
Special Tax.......................                   13.48%
Water and Sewer...................                    8.50%
Prerefunded/Escrowed to Maturity..                   17.84%
Original Issue Discount...........                   64.18%

          See: "The Trust -- Summary Description of the Port-folios", in Part B, for a summary of the investment risks asso-ciated with the type of Securities contained in the Trust.
See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Of the Original Issue Discount bonds in the Trust, approximately 2.74% of the aggregate principal amount of the Securities in the Trust (or 1.03% of the market value of all Securities in the Trust on January 20, 1998) are zero coupon bonds (including bonds known as multiplier bonds, money multi-plier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          On January 20, 1998, based on the bid side of the market, the aggregate market value of the Securities in the Portfolio was $2,882,387.20.

          The Securities in the Portfolio of the Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of the Trust is January 1, 2041; the latest maturity of a Security therein is July 2024; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is
18.893 years. The actual maturity dates of each of the Securi-ties contained in the Portfolio are shown on the "Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 75 cents per $1,000 principal amount of Securities in the Portfolio for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be in-curred by the Trust.

          On January 20, 1998, Standard & Poor's Corporation rated eight of the Securities in the Portfolio as follows:
15.87%-AAA, 23.49%-AA and 34.74%-A; and Moody's Investors Serv-ice rated two of the Securities as follows: 1.03%-Aaa and
11.40%-Baa.   13.48% of the Securities are not rated; however,
in the opinion of the Sponsor, these Securities have credit characteristics comparable to investment grade securities. (See: "Bond Ratings", in Part B, and "Schedule of Portfolio Securities", herein.) A Security in the Portfolio may subse-quently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depend-ing upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such cal-culations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date un-less: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory ten-der date will be deemed the date on which such Security ma-tures.

                                    (as % of          (as % of
                                    bid side       Public Offering
Time to Maturity                   evaluation)          Price)

Less than 1 year                        0%                 0%
1 year to less than 2 years          0.756%            0.75%
2 years to less than 4 years         1.523%            1.50%
4 years to less than 7 years         2.564%            2.50%
7 years to less than 11 years        3.627%            3.50%
11 years to less than 15 years       4.712%            4.50%
15 years and greater                 5.820%            5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth be-low.

                                              Dealer Concession
                         % of Effective       as % of Effective
Number of Units           Sales Charge          Sales Charge

1-99................          100%                  65%
100-249.............           95%                  62%
250-499.............           85%                  55%
500-999.............           70%                  45%
1,000 or more.......           55%                  35%

          To qualify for the reduced sales charge and conces-sion applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Of-fering Price (3.093% of the bid side evaluation of the Securi-ties) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume dis-count, see: "Public Offering of Units -- Volume Discount", in
Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is re-placed with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office lo-cated at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, re-spectively.

               Tax Status Revisions to Part B

     Please note the following revisions to the Part B Tax Status disclosure. On page 28 after the 3rd sentence of the 4th paragraph, add the following sentence: "If the market discount is less than .25% of the stated redemption price of the Secu-rity at maturity multiplied by the number of complete years to maturity, the market discount shall be considered to be zero."

     The second to last sentence of the same paragraph has been replaced by the following sentence: "Under the Code, capital gain of individuals, estates and trusts from the disposition of a Unit Holder's pro rata interest in a Security when the Unit Holder has held his or her Units, and the Trust has held the Security, for more than 1 year, but not more than 18 months, will be subject to a maximum nominal rate of 28%. When the Unit Holder has held his or her Units and the Trust has held the Security for more than 18 months, the maximum nominal rate is 20%."

The last sentence in paragraph 4 has been revised to delete the word 'net'.

     In the first sentence of the third paragraph on page 29, before "Messrs. Cahill Gordon & Reindel..." the following has been inserted: "and provided that, at the time such policies are purchased, the amounts paid for such policies are reason-able, customary and consistent with the reasonable expectation that the issuer of the Securities, rather than the insurer, will pay debt service on the Securities, "

     The last paragraph on page 29 should be deleted and re-placed with:

     "Persons in receipt of Social Security benefits should be aware that a portion of such Social Security benefits may be includible in gross income. For a taxpayer whose modified ad-justed gross income plus one-half of his or her Social Security benefits does not exceed $34,000 ($44,000 for married taxpayers filing a joint return), the includible amount is the lesser of
(i) one-half of the Social Security benefits or (ii) one-half of the amount by which the sum of "modified adjusted gross in-come" plus one-half of the Social Security benefits exceeds $25,000 in the case of unmarried taxpayers and $32,000 in the case of married taxpayers filing a joint return. All other taxpayers receiving Social Security benefits are required to include up to 85% of their Social Security benefits in income."

     On page 30, after the second sentence of the second to last paragraph, the following has been inserted: "If the origi-nal issue discount is less than .25% of the stated redemption price of the Security at maturity multiplied by the number of complete years to maturity, the original issue discount shall be considered to be zero. "

     On page 31, the first sentence of the third paragraph, the word "imposes" is revised to read "imposed". The last sen-tence of this paragraph should be replaced with: "In a budget proposal released on February 6, 1997, the Clinton administra-tion proposed to reinstate this environmental tax effective for taxable years beginning after December 31, 1996 and before January 1, 2008. The Trust and the Sponsor cannot predict whether this proposal to reinstate the environmental tax will be enacted into law.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT
THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
LONG TERM PORTFOLIO SERIES 124


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Long Term Portfolio Series 124 as of November 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Long Term Portfolio Series 124 as of November 30, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP



January 8, 1998
New York, New York












                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 124

                              November 30, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $2,665,924) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                  $2,867,743

Accrued interest receivable                                          55,503

Cash                                                                  4,962

           Total                                                  2,928,208


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trust fees and expenses                                    1,998

   Accrued Sponsor's fees                                             2,999

           Total liabilities                                          4,997


Net Assets:

   Balance applicable to 2,763 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market appreciation
        of $201,819                                  $2,867,743

      Undistributed principal and net investment
        income (Note (b))                                55,468


           Net assets                                            $2,923,211

Net asset value per Unit ($2,923,211 divided by 2,763 Units)     $ 1,057.98




                      See notes to financial statements
                                     F-3

                           STATEMENT OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 124



                                             For the years ended November 30,
                                                1997       1996       1995


Investment income - interest                  $183,113   $192,928   $192,843

Less Expenses:

   Trustee's fees and expenses                   5,652      5,949      5,949

   Sponsor's fees                                  717        755        755

           Total expenses                        6,369      6,704      6,704

           Investment income - net             176,744    186,224    186,139

Net gain on investments:

   Realized gain on securities sold or
     redeemed                                   11,665       -          -

Net unrealized market appreciation              27,924     10,682    379,786

           Net gain on investments              39,589     10,682    379,786

Net increase in net assets resulting from
  operations                                  $216,333   $196,906   $565,925




                      See notes to financial statements
                                     F-4

                      STATEMENT OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 124



                                          For the years ended November 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  176,744   $  186,224   $  186,139

   Realized gain on securities sold or
     redeemed                               11,665         -            -

   Net unrealized market appreciation       27,924       10,682      379,786

           Net increase in net assets
             resulting from operations     216,333      196,906      565,925


Less Distributions to Unit Holders:

   Principal                               (53,123)        -            -

   Investment income - net                (176,197)    (184,722)    (184,791)

           Total distributions            (229,320)    (184,722)    (184,791)


Less Capital Share Transactions:

   Redemption of 203 Units and 14
     Units, respectively                  (208,718)        -         (14,070)

   Accrued interest on redemption           (3,988)        -            (318)

           Total capital share
             transactions                 (212,706)        -         (14,388)

Net (decrease) increase in net assets     (225,693)      12,184      366,746

Net assets:

   Beginning of year                     3,148,904    3,136,720    2,769,974

   End of year (including undistributed
     principal and net investment income
     of $55,468, $47,475 and $47,294,
     respectively)                      $2,923,211   $3,148,904   $3,136,720




                      See notes to financial statements
                                     F-5

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 124

                             November 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (December 3, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.
                                    F-6

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 124

                             November 30, 1997



(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (December 3, 1992) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of November 30, 1997 follows:

       Original cost to investors                                $3,556,708
       Less:  Gross underwriting commissions (sales charge)        (174,264)
       Net cost to investors                                      3,382,444
       Cost of securities sold or redeemed                         (722,726)
       Unrealized market appreciation                               201,819
       Accumulated interest accretion                                 6,206
       Net amount applicable to investors                        $2,867,743

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                             For the years ended November 30,
                                               1997        1996       1995

       Principal distributions during year  $   18.80  $     -    $     -

       Net investment income distribu-
         tions during year                  $   61.65  $   62.28  $   62.08

       Net asset value at end of year       $1,057.98  $1,061.67  $1,057.56

       Trust Units outstanding at end
         of year                                2,763      2,966      2,966
                                        F-7

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 124

                                          November 30, 1997



Port-                                                                                                  Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund       Refunding         Market
 No.   Title of Securities            <F3>      Amount      Rate        Date       Redemptions<F5>   Redemptions<F4>  Value<F6><F7>

  1. California State Public
     Works Board Lease Revenue
     Bonds, (The Regents of the
     University of California),
     1992 Series A (Various Uni-
     versity of California Proj-
     ects) (Refunded) <F8>            AAA    $   65,000     6.600%   12/01/22      NONE              12/01/02@102      $   73,067

  2. Connecticut Housing
     Finance Authority, Home
     Mortgage Finance Program
     Bonds, 1992 Series B <F10>       AA        290,000     6.750    11/15/23      11/15/13@100      11/15/02@102         309,201

  3. Municipal Electric Author-
     ity of Georgia, General
     Power Revenue Bonds, 1992B
     Series                           A         350,000     6.375    01/01/16      01/01/15@100      01/01/03@102         371,133

  4. Illinois Health Facilities
     Authority Revenue Bonds,
     Series 1992 (Mercy Center
     for Health Care Services)        Baa1<F12> 305,000     6.650    10/01/22      10/01/13@100      10/01/02@102         324,798

  5. West Chicago, Illinois,
     Tax Increment Revenue Bonds,
     Series 1992                      <F9>      350,000     7.375    12/01/12      12/01/08@100      12/01/02@103         384,605

  6. St. Joseph County Hospital
     Authority, Indiana Hospital
     Revenue Bonds, Series 1992
     (Memorial Hospital of South
     Bend Project) (MBIA Insured)
     <F11>                            AAA       350,000     6.250    08/15/22      08/15/13@100      02/15/03@102         372,579

  7. Missouri Housing Develop-
     ment Commission Housing
     Development Refunding Bonds,
     (Federally Insured Mortgage
     Loans), Series November 15,
     1992 <F10>                       AA+       345,000     6.600    07/01/24      01/01/17@100      01/01/03@100         357,147

  8. New York Local Government
     Assistance Corporation,
     Series 1991C Bonds (Refunded)
     <F8>                             A+        350,000     6.500    04/01/15      NONE              04/01/01@100         374,829

  9. Tulsa County Industrial
     Authority, Oklahoma Health
     Care Revenue Bonds, Series
     1991 (Saint Francis Hospi-
     tal, Inc., Tulsa, Oklahoma)
     (Refunded) <F8>                  AA         30,000     6.750    12/15/18      NONE              06/15/01@102          32,909

 10. Knox County Industrial
     Development Board, Tennessee
     Industrial Development
     Refunding Revenue Bonds,
     (Station Eighty-Two #4, Ltd.
     Project), Series 1991B
     (Escrowed to Maturity)           Aaa<F12>   75,000     0.000    02/01/16      NONE              NONE                  27,828

 11. Houston, Texas, Water and
     Sewer System Prior Lien Rev-
     enue Refunding Bonds, Series
     1992B                            A         250,000     5.000    12/01/18      12/01/15@100      12/01/02@100         239,647

                                             $2,760,000                                                                $2,867,743




                                                   See notes to schedule of portfolio securities
                                                                        F-8

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                     LONG TERM PORTFOLIO SERIES 124

                           November 30, 1997





 <F3> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

 <F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

 <F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

 <F6> The market value of the Securities as of November 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period
(November 28, 1997).

 <F7> At November 30, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation         $201,819

       Gross unrealized market depreciation             -

       Unrealized market appreciation               $201,819

     The amortized cost of the Securities for Federal income tax purposes was $2,665,924 at November 30, 1997.

 <F8> The Issuer has indicated that it will refund this Security on its optional redemption date.

 <F9> This Security, although unrated, has, in the opinion of the
Sponsor, credit characteristics comparable to an investment grade
Security.

 <F10> See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities.

 <F11> Insured by Municipal Bond Insurance Association ("MBIA").

 <F12> Moody's Investors Service, Inc. rating.
                                  F-9

(MODULE)
     (NAME)         DWSMTPARTB941
     (CIK)          0000840581
     (CCC)          uit*59fl
(/MODULE)

              CONTENTS OF REGISTRATION STATEMENT


          This registration statement comprises the following documents:

          The facing sheet.

          The Cross Reference Sheet.

          The Prospectus.

          The signatures.

          Consents of the Evaluator and Independent Auditors;
          all other consents were previously filed.

          The following exhibits:

          23. 1a. Consent of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

               1b.  Consent of Independent Auditors.

          27.       Financial Data Schedule.

                      CONSENT OF COUNSEL


          The consent of Counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit EX-5 to this Registration
Statement.

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Municipal Trust, Long Term Portfolio Series 124, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Reg-istration Statement to be signed on its behalf by the under-signed, thereunto duly authorized, all in The City of New York and State of New York on the 29th day of January, 1998.

                              DEAN WITTER SELECT MUNICIPAL
                              TRUST, LONG TERM PORTFOLIO SERIES
                              124
                                      (Registrant)

                              By:  DEAN WITTER REYNOLDS INC.
                                       (Depositor)

                                   Thomas Hines
                                   Thomas Hines
                                   Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a major-ity of the Depositor's Board of Directors in The City of New York and State of New York on this 29th day of January, 1998.

                              DEAN WITTER REYNOLDS INC.


Name                   Office

Philip J. Purcell      Chairman and Chief  )
                       Executive Officer   )
                       and Directora       )
                                           By: Thomas Hines_____
                                               Thomas Hines
                                               Attorney-in-fact*





a Executed copies of the Powers of Attorney filed by a ma-jority of the Board of Directors of Dean Witter Reynolds
     Inc. have been previously filed.

Name                   Office

Richard M. DeMartini   Director***

Robert J. Dwyer        Director***

Christine A. Edwards   Director***

James F. Higgins       Director***

Charles A. Fiume-      Director**
freddo

Mitchell M. Merin      Director*

Stephen R. Miller      Director***

Richard F. Powers III  Director*

Philip J. Purcell      Director***

Thomas C. Schneider    Director**

William B. Smith       Director**


__________________

* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 97-1, File No. 333-16839.

** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.

*** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.